EARNINGS PER SHARE CALCULATIONS - Schedule of EPS Calculations, Diluted (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
Earnings per common share from continuing operations - diluted (in USD per share)	$ 1.77	$ 1.09	$ 2.02
(Loss) earnings from discontinued operations, net of tax - diluted (in USD per share)	(0.10)	(0.16)	9.73
Earnings per common share - diluted (in USD per share)	$ 1.67	$ 0.94	$ 11.75